Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current Assets
Cash & cash equivalents	$ 67,619	$ 60,447
Trade & other receivables	5,115	4,403
Prepayments	5,399	4,987
Total Current Assets	78,133	69,837
Non-Current Assets
Property, plant and equipment	1,556	2,045
Right-of-use assets	6,598	7,920
Financial assets at fair value through other comprehensive income	1,949	1,758
Other non-current assets	1,922	1,930
Intangible assets	577,902	578,652
Total Non-Current Assets	589,927	592,305
Total Assets	668,060	662,142
Current Liabilities
Trade and other payables	22,992	23,079
Provisions	17,853	17,906
Borrowings	5,938	5,017
Lease liabilities	3,860	3,186
Warrant liability	3,933	2,185
Total Current Liabilities	54,576	51,373
Non-Current Liabilities
Provisions	8,998	12,523
Borrowings	96,984	91,617
Lease liabilities	5,000	7,085
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	113,482	113,725
Total Liabilities	168,058	165,098
Net Assets	500,002	497,044
Equity
Issued Capital	1,207,714	1,165,309
Reserves	72,574	70,651
(Accumulated losses)/retained earnings	(780,286)	(738,916)
Total Equity	$ 500,002	$ 497,044